Document and Entity Information	3 Months Ended
Mar. 31, 2022
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Mar. 31, 2022
Entity Registrant Name	BRAZILIAN ELECTRIC POWER CO
Entity Central Index Key	0001439124
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q1
Amendment Flag	false
Auditor Name	PricewaterhouseCoopers Auditores Independentes Ltda.
Auditor Firm ID	1351
Auditor Location	Rio de Janeiro, RJ, Brazil